December 31, 2002

VIA EDGAR

The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506

Subject:  Nationwide Variable Account-13
          Nationwide Life Insurance Company
          SEC File No. 333-91890
          CIK No. 0001175929

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-13 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account that will be effective January 3, 2003.

Please contact me at (614) 249-5276 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/s/LISA A. CHATTERTON
Lisa A. Chatterton
Variable Products Securities Counsel